Interest Expense and Amortized Debt Issuance Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Interest Expense And Amortized Debt Issuance Costs [Abstract]
Interest Expense and Amortized Debt Issuance Costs
Note 8.    Interest Expense and Amortized Debt Issuance Costs
The following tables summarize interest expense and amortized debt issuance costs for the three and six months ended June 30 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Interest expense	$5,743	$4,785	$9,693	$10,672
Amortized debt issuance costs	642	457	1,163	977

Interest expense and amortized debt issuance costs	$6,385	$5,242	$10,856	$11,649

Note 8. Interest Expense and Amortized Debt Issuance Costs
The following table summarizes interest expense and amortized debt issuance costs for the years ended December 31:

	2020	2019	2018
Interest expense	$18,722,278	$20,090,522	$9,832,520
Amortized debt issuance costs	1,944,669	1,785,242	504,092

Interest expense and amortized debt issuance costs	$20,666,947	$21,875,764	$10,336,612